Stock Based Compensation (Details 1) - Aircom 2014 Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding, Beginning	5,444,407	4,139,241
Granted		1,305,166	4,139,241
Exercised	(19,681)
Forfeited/Cancelled	(763,418)
Outstanding, Ending	4,661,307	5,444,407	4,139,241
Exercisable, Ending	2,693,200	2,066,858
Weighted Average Exercise Price per Share
Outstanding, Beginning	$ 0.1617	$ 0.0013
Granted		0.6704	0.0013
Exercised	0.0013
Forfeited/Cancelled	0.6550
Outstanding, Ending	0.0816	0.1617	0.0013
Exercisable, Ending	0.0479	0.0013
Weighted Average Fair Value Per Share
Outstanding, Beginning	0.0508	0.0004
Granted		0.2108	0.0004
Exercised	0.0004
Forfeited/Cancelled	0.2059
Outstanding, Ending	0.0256	0.0508	0.0004
Exercisable, Ending	$ 0.0150	$ 0.0004